CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities	¥ 2,828,836	$ 410,144	¥ 6,591,633
Non-current liabilities	1,024,274	148,506	575,060
VIE
Current liabilities	2,900	$ 400	95,500
Non-current liabilities | ¥	¥ 0		¥ 0
Convertible Preferred Stock [Member]
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307	295,384,615
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307	295,384,615
Class A ordinary shares
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,079,801,956	2,079,801,956	1,950,457,380
Equity, shares outstanding (in shares)	2,079,801,956	2,079,801,956	1,950,457,380
Class B ordinary shares
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552